Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment
Land and buildings	Technical equipment and machinery	Dikes and evaporating ponds	Plants under construction (1)	Other	Right of use asset (2)	Total
$ millions

Cost
Balance as of January 1, 2023	1,086	7,865	1,834	518	1,144	533	12,980
Additions	35	455	179	(3)	78	94	838
Disposals	(4)	(98)	-	(2)	(4)	(51)	(159)
Translation differences	23	58	12	10	1	3	107
Balance as of December 31, 2023	1,140	8,280	2,025	523	1,219	579	13,766
Accumulated depreciation
Balance as of January 1, 2023	512	4,545	829	-	936	189	7,011
Depreciation	27	254	46	-	84	83	494
Disposals	(1)	(68)	-	-	(3)	(49)	(121)
Translation differences	6	34	10	-	1	2	53
Balance as of December 31, 2023	544	4,765	885	-	1,018	225	7,437

Depreciated balance as of December 31, 2023	596	3,515	1,140	523	201	354	6,329

(1) The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.

(2) The total additions were recorded against lease liabilities (IFRS 16).

Land and buildings	Technical equipment and machinery (3)	Dikes and evaporating ponds (3)	Plants under construction (1)	Other	Right of use asset (2)	Total
$ millions

Cost
Balance as of January 1, 2022	1,107	7,664	1,465	664	1,073	518	12,491
Additions	30	358	388	(128)	77	64	789
Disposals	(15)	(27)	-	-	-	(27)	(69)
Translation differences	(36)	(130)	(19)	(18)	(6)	(22)	(231)
Balance as of December 31, 2022	1,086	7,865	1,834	518	1,144	533	12,980
Accumulated depreciation
Balance as of January 1, 2022	502	4,410	797	-	881	147	6,737
Depreciation	35	243	47	-	59	74	458
Disposals	(7)	(25)	-	-	-	(27)	(59)
Translation differences	(18)	(83)	(15)	-	(4)	(5)	(125)
Balance as of December 31, 2022	512	4,545	829	-	936	189	7,011

Depreciated balance as of December 31, 2022	574	3,320	1,005	518	208	344	5,969

(1)	The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.

(2)	The total additions were recorded against lease liabilities (IFRS 16).

(3)

The Company conducted an evaluation of the expected remaining useful life of Property, Plant and Equipment at its facilities in Israel. This evaluation was based  on the Company's accumulated experience, ongoing maintenance practices and operational history of these facilities. The findings of this assessment, which was concluded in the third quarter, revealed that, due to the increasing adoption of new technologies and the implementation of operational excellence processes, the expected lifespan of certain Property, Plant, and Equipment exceeded their previously estimated useful life. As a result, the estimated useful life of the said assets was extended by 2‑5 years, effective from January 2023. The impact of this adjustment in 2023, is a reduction in depreciation expenses, of which $16 million was reflected in operating results, and $3 million was recorded as part of changes in inventory value.